Retirement Plans Retirement Plans - Fair Value, Assets Measured on Recurring Basis - U.S. (Details) (U.S. pension plans, USD $) In Millions, unless otherwise specified	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 175		$ 486		$ 430
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	175		484
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		2
U.S. small/mid cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8		31
U.S. small/mid cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8		31
U.S. small/mid cap | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
U.S. large cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33		133
U.S. large cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33		133
U.S. large cap | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19		75
Non-U.S. | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19		75
Non-U.S. | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Diversified fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	105	[1]	202	[1]
Diversified fixed income funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	105	[1]	202	[1]
Diversified fixed income funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
High yield bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5		21
High yield bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5		21
High yield bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Emerging market debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3		16
Emerging market debt | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3		16
Emerging market debt | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2		8
Other | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2		6
Other | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0		$ 2

[1]	Diversified fixed income funds consist of U.S. Treasury bonds, mortgage-backed securities, corporate bonds, asset-backed securities and U.S. agency bonds.